PREPAID EXPENSES AND OTHER ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS
Prepayments	€ 1,395	€ 1,200
Deposits	99	83
Other assets	1,130	372
Prepaid expenses and other assets	€ 2,624	€ 1,655